Share capital	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	Share capital

Authorized:
Unlimited common shares with no par value
Issued and outstanding:
	Number of shares	Amount
	#	$
Balance – December 31, 2021	32,857,422	266,119
Exercise of stock options	14,840	246
Issuance of common shares under employee share purchase plan	20,814	762

Release of restricted share units	5,515	367
Issuance of common shares related to contingent consideration	15,364	700
Balance – December 31, 2022	32,913,955	268,194
Exercise of stock options	641,396	2,887
Issuance of common shares under employee share purchase plan	16,685	614
Release of restricted share units	24,359	865
Issuance of common shares related to contingent consideration (i)	50,550	1,625
Purchase of common shares held for cancellation (ii)	(3,341,789)	(26,689)
Balance – December 31, 2023	30,305,156	247,496

(i) On April 27, 2023, the Company issued a total of 50,550 common shares from treasury as part of the contingent consideration earn-out payments due to the sellers of forMetris Société par Actions Simplifiée for meeting certain revenue conditions in the second year following the date of acquisition. The shares were issued based on the fair value thereof, which was determined to be $32.09 (C$44.74).

(ii) On May 15, 2023, the Company announced the commencement of a normal course issuer bid (“NCIB”) to repurchase and cancel up to 1,650,672 of its common shares, representing approximately 5% of the public float, over the 12-month period commencing May 18, 2023, and ending no later than May 17, 2024. All repurchases are made through the facilities of the Toronto Stock Exchange and are done at market prices. The amounts paid in excess of the average book value of the common shares are charged to deficit. During the year ended December 31, 2023, the Company repurchased a total of 1,523,608 common shares for cancellation at an average price of $38.56 (C$51.13) per common share for total cash consideration of $58,748.

On December 28, 2023, the Company completed its substantial issuer bid (“SIB”). A total of 1,818,181 common shares were purchased at a price of $55.00 per share and cancelled, for aggregate consideration of $100,000. The amounts paid in excess of the average book value of the common shares was charged to deficit. The Company incurred transaction costs of $700 during the year ended December 31, 2023 which were recognized in deficit.